Note 18 - Financial Instruments (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 233,843	$ 327,434	$ 84,303	$ 409,022
Current Trade and Grants Receivable	913,458	970,467
Currency risk [member]
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	63,030	67,000
Liquidity risk [member]
Statement Line Items [Line Items]
Total cash and cash equivalents	233,843	327,434
Current Trade and Grants Receivable	913,458	970,467
Current liabilities	743,410	980,318
Credit risk [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 913,458	$ 970,467